STOCKHOLDERS' EQUITY (Details Textual) (USD $)				12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010 Private Placement [Member]	Sep. 08, 2010 Private Placement [Member]
Stockholders Equity [Line Items]
Common Stock, Shares, Issued	17,917,512	17,396,179	17,291,729		2,500,000
Development Stage Entities, Stock Issued, Shares, Issued for Cash				887,638
Proceeds from Issuance of Private Placement				$ 1,242,000